LEASE LIABILITIES	12 Months Ended
Dec. 31, 2025
Disclosure of finance lease liabilities [Abstract]
LEASE LIABILITIES
24.	LEASE LIABILITIES

The Group has leases for some of its manufacturing plants, all warehouses, offices, motor vehicles and some IT equipment. With the exception of short-term leases and leases of low-value underlying assets, each lease is reflected on the balance sheet as a right-of-use asset (net of any depreciation and/or impairment) and a lease liability. Variable lease payments which do not depend on an index or a rate (such as lease payments based on a percentage of Group sales) are excluded from the initial measurement of the lease liability and asset. The Group classifies its right-of-use assets in a consistent manner to its property, plant and equipment (see Note 11).

Each lease generally imposes a restriction that, unless there is a contractual right for the Group to sublet the asset to another party, the right-of-use asset can only be used by the Group. Leases are either non-cancellable or may only be cancelled by incurring a substantive termination fee. Some leases contain an option to purchase the underlying leased asset outright at the end of the lease, or to extend the lease for a further term. The Group is prohibited from selling or pledging the underlying leased assets as security. For leases over office buildings and factory premises the Group must keep those properties in a good state of repair and return the properties in their original condition at the end of the lease. Further, the Group must insure items of property, plant and equipment and incur maintenance fees on such items in accordance with the lease contracts.

Lease liabilities

Lease liabilities are payable as follows:

	December 31, 2025	December 31, 2024
	US$‘000	US$‘000

Current liabilities
Lease liabilities related to Right of Use assets	2,588	2,285

	2,588	2,285

Non-Current liabilities
Lease liabilities related to Right of Use assets	10,840	10,477

	December 31, 2025
	US$’000
	Lease liabilities related to Right of Use assets
	Minimum lease payments	Interest	Principal
Less than one year	3,215	627	2,588
In more than one year, but not more than two	3,000	485	2,515
In more than two years but not more than five	6,110	845	5,265
More than five years	3,318	258	3,060

	15,643	2,215	13,428

	December 31, 2024
	US$’000
	Lease liabilities related to Right of Use assets
	Minimum lease payments	Interest	Principal
Less than one year	2,862	577	2,285
In more than one year, but not more than two	2,214	472	1,742
In more than two years but not more than five	5,487	955	4,532
More than five years	4,652	449	4,203

	15,215	2,453	12,762

Lease payments not recognised as a liability

No short-term lease expenses were incurred for the year ended December 31, 2025. Payments made under such leases are expensed on a straight-line basis. In addition, certain variable lease payments are not permitted to be recognised as lease liabilities and are expensed as incurred.

The total paid in respect of lease liabilities in the year ended December 31, 2025, was US$3,187,000 (2024: US$2,503,000).